ORGANIZATION AND PRINCIPAL ACTIVITIES	12 Months Ended
Dec. 31, 2014
ORGANIZATION AND PRINCIPAL ACTIVITIES
ORGANIZATION AND PRINCIPAL ACTIVITIES

1. ORGANIZATION AND PRINCIPAL ACTIVITIES

Wowo Limited (‘‘the Company’’) was incorporated in Cayman Islands on July 13, 2011. The Company and its subsidiaries, variable interest entities (‘‘VIEs’’) and VIEs’ subsidiaries (the ‘‘Group’’) are primarily engaged in providing the e-commerce platform networking services, focusing on local entertainment and lifestyle services such as restaurants, movie theaters and beauty salons and also allow local merchants to create online stores and make direct sales to their target customers for consumption at their brick and mortar stores in the People’s Republic of China (‘‘PRC’’).

As of December 31, 2014, details of the Group’s subsidiaries, VIEs and VIEs’ subsidiaries were as follows:

	Date of acquisition/ incorporation	Place of establishment/ incorporation	Percentage of legal ownership
Subsidiaries:
Wowo Group Limited (“Wowo BVI”)	January 11, 2011	British Virgin Islands (“BVI”)	100%
Wowo Mall (China) Ltd. (HK) (formerly named Wowo Holding Limited (HK)) (“Wowo HK”)	January 24, 2011	Hong Kong	100%
Beijing Wowo Shijie Information Technology Co., Limited (“Wowo Shijie” or “WOFE”)	May 19, 2011	PRC	100%

VIEs:
Beijing Wowo Tuan Information Technology Co., Ltd. (“Beijing Wowo Tuan”)	December 31, 2010	PRC	N/A
Beijing Kai Yi Shi Dai Network Technology Co., Ltd. (“Kai Yi Shi Dai”)	April 1, 2011	PRC	N/A

VIEs’ subsidiaries:
Wuxi Yuzhong Internet Technology Co., Ltd. (“Wuxi Wowo Tuan”)	February 28, 2011	PRC	N/A
Shenyang Wowo Shijiu Internet Technology Co., Ltd. (“Shenyang Wowo Tuan”)	April 1, 2011	PRC	N/A
Jilin Wowo Tuan Information Technology Co., Ltd. (“Jilin Wowo Tuan”)	June 2, 2011	PRC	N/A
Shandong Wowo Mall Information Technology Co., Ltd. (“Shandong Wowo Tuan”)	September 25, 2013	PRC	N/A

The VIE arrangements

The PRC laws and regulations currently place certain restrictions on foreign ownership of companies that engage in Internet business, including the provision of Internet content distribution services. Specifically, foreign investors are not allowed to own more than 50% of the equity interests in any entity conducting Internet content distribution business or other value-added telecom businesses. To comply with these PRC laws and regulations, the Company conducts substantially the majority of its businesses through the VIEs and VIEs’ subsidiaries. To provide the Company control over the VIEs and the rights to them the expected residual returns of the VIEs and VIEs’ subsidiaries, WOFE entered into a series of contractual arrangements as described below with the VIEs including Beijing Wowo Tuan, Kai Yi Shi Dai and their shareholders.

As a result of entering into these contractual agreements, the Company through its wholly owned subsidiary, Wowo Shijie has (1) power to direct the activities of the VIEs that most significantly affect the entity’s economic performance and (2) the right to receive economic benefits of the VIEs that could be significant to the VIEs. Accordingly, the Company is considered the primary beneficiary of the VIEs and has consolidated the VIEs’ financial results of operations, assets, and liabilities in the Company’s consolidated financial statements. The Company also believes that this ability to exercise control ensures that the VIEs will continue to execute and renew the exclusive consulting and services agreements and pay service fees to the Company. The ability to charge service fees in amounts determined at the Company’s sole discretion, and by ensuring that the exclusive consulting and services agreements are executed and renewed indefinitely, the Company has the right to receive substantially all of the economic benefits from the VIEs.

•	Agreements that Transfer Economic Benefits and Risks to the Company

Exclusive Consulting and Service Agreements. WOFE and each of Beijing Wowo Tuan and Kai Yi Shi Dai entered into exclusive consulting and service agreements, under which each of Beijing Wowo Tuan and Kai Yi Shi Dai, including its subsidiaries or any companies or entities under its control, agrees to engage WOFE as its exclusive provider of technical platform, technical support, maintenance and other services. Beijing Wowo Tuan and Kai Yi Shi Dai shall pay to WOFE service fees determined based on the gross billings of the affiliated consolidated entities on a quarterly basis. WOFE shall exclusively own any intellectual property arising from the performance of the exclusive consulting and service agreements. The fees for such consulting and services are determined at WOFE’s discretion. The exclusive consulting and service agreements will be effective for ten years unless earlier terminated as set forth in the agreements or other written agreements entered into by the parties thereto. The exclusive consulting and service agreements shall be extended upon the written confirmation by WOFE before the expiry of thereof, the extended term shall be determined by WOFE. During the term of the exclusive consulting and service agreements, any of the affiliated consolidated entities may not terminate the agreements except in the case of WOFE’s gross negligence, fraud, other illegal action, bankruptcy or termination of WOFE, and in the event of bankruptcy or termination of the affiliated consolidated entities before the expiry of the exclusive consulting and service agreements, the agreements shall be terminated automatically.

Agreements that Provide the Company with Effective Control over VIEs

Equity Pledge Agreements. The shareholders of each of Beijing Wowo Tuan and Kai Yi Shi Dai entered into equity pledge agreements with WOFE, under which the shareholders pledged all of their equity interests in each of Beijing Wowo Tuan and Kai Yi Shi Dai to WOFE as collateral to secure performance of all obligations of the affiliated consolidated entities and their shareholders under the applicable exclusive consulting and service agreement and the exclusive call option agreement. WOFE is entitled to collect dividends and other distributions (in cash or non-cash) of the shares pledged during the term of the pledge. If any event of default as provided for therein occurs, WOFE, as the pledgee, will be entitled to request immediate payment of the service fees or other fees, or to dispose of the pledged equity interests through transfer or assignment.

Power of Attorney. The shareholders of each of Beijing Wowo Tuan and Kai Yi Shi Dai signed irrevocable power of attorney to appoint WOFE as the attorney-in-fact to act on his behalf on all matters pertaining to Beijing Wowo Tuan and Kai Yi Shi Dai and to exercise all of his rights as a shareholder of Beijing Wowo Tuan and Kai Yi Shi Dai including the right to attend shareholders meeting, to exercise voting rights and to transfer all or a part of his equity interests therein pursuant to the exclusive call option agreements. The power of attorney with each shareholder expires when the shareholder ceases to hold any equity interests in Beijing Wowo Tuan and Kai Yi Shi Dai.

Exclusive Call Option Agreements. The shareholders of Beijing Wowo Tuan and Kai Yi Shi Dai entered into exclusive call option agreements with WOFE, pursuant to which WOFE has an exclusive option to purchase, or to designate other persons to purchase, to the extent permitted by applicable PRC laws, rules and regulations, all of the equity interest in Beijing Wowo Tuan and Kai Yi Shi Dai from the shareholders. The purchase price for the entire equity interest is to be the minimum price permitted by applicable PRC laws, rules and regulations, unless otherwise required by PRC laws or agreed in writing by WOFE and the shareholders of the affiliated consolidated entities. The term of each exclusive call option agreement will be ten years, and can be extended upon the written confirmation by WOFE prior to the expiration of the agreement and the extended term shall be determined by WOFE

Risks in relation to the VIE structure.

The Company believes that Wowo Shijie’s contractual arrangements with the VIEs and their respective subsidiaries are in compliance with PRC laws and are legally enforceable. The shareholders of the VIEs are also shareholders of the Company and therefore have no current interest in seeking to act contrary to the contractual arrangements. However, uncertainties in the PRC legal system could limit the Company’s ability to enforce these contractual arrangements and if the shareholders were to reduce their interest in the Company, their interests may diverge from that of the Company and that may potentially increase the risk that they would seek to act contrary to the contractual terms,  for example by influencing the VIEs not to pay the service fees when required to do so.

The Company’s ability to control the VIEs also depends on the power of attorney. Wowo Shijie has to vote on all matters requiring shareholder approval in the VIE entities. As noted above, the Company believes this power of attorney is legally enforceable but may not be as effective as direct equity ownership.

In addition, if the legal structure and contractual arrangements were found to be in violation of any existing PRC laws and regulations, the PRC regulatory authorities could:

•	revoke the Group’s business and operating licenses;

•	require the Group to discontinue or restrict its operations;

•	restrict the Group’s right to collect revenues;

•	block the Group’s websites;

•	require the Group to restructure the operations in such a way as to compel the Group to establish a new enterprise, re-apply for the necessary licenses or relocate its businesses, staff and assets;

•	impose additional conditions or requirements with which the Group may not be able to comply; or

•	take other regulatory or enforcement actions against the Group that could be harmful to the Group’s business.

The imposition of any of these penalties could result in a material adverse effect on the Group’s ability to conduct the Group’s business. In addition, if the imposition of any of these penalties causes the Group to lose the rights to direct the activities of the VIEs, VIEs’ subsidiaries, or the right to receive their economic benefits, the Group would no longer be able to consolidate the VIEs and VIEs’ subsidiaries. The Group does not believe that any penalties imposed or actions taken by the PRC government would result in the liquidation or dissolution of the Company, Wowo Shijie, the VIEs and their respective subsidiaries.

The following financial statement balances and amounts of the VIEs and VIEs’ subsidiaries were included in the accompanying audited consolidated financial statements as follows after the elimination of intercompany balances and transactions as of and for the years ended:

	December 31, 2013	December 31, 2014
Cash and cash equivalents	$263,160	$1,585,091
Accounts receivable, net	1,722,001	1,225,386
Prepaid expenses and other current assets	8,805,316	7,118,735
Total current assets	10,790,477	9,929,212
Property and equipment, net	2,692,457	1,589,833
Other non-current assets	7,649,731	7,463,706
Total non-current assets	10,342,188	9,053,539
Total assets	$21,132,665	$18,982,751
Short term loan	1,651,880	—
Accounts payable	13,437,234	22,679,754
Accrued expenses and other current liabilities	24,118,536	19,770,435
Advance from customers	28,690,785	22,703,718
Amounts due to related parties	26,254,333	403,585
Income tax payable	45,199	44,100
Total current liabilities	94,197,967	65,601,592
Amounts due to related parties	—	61,715,277
Total non-current liabilities	—	61,715,277
Total liabilities	$94,197,967	$127,316,869

	Years ended December 31,
	2012	2013	2014
Net revenues	$27,791,703	$36,253,309	$30,073,452
Net loss	$(14,135,152)	$(13,853,713)	$(23,197,851)

	Years ended December 31,
	2012	2013	2014
Net cash provided by/ (used in) operating activities	$10,959,596	$(13,892,405)	$(17,377,370)
Net cash used in investing activities	(1,029,900)	(754,917)	(420,341)
Net cash provided by financing activities	$5,089,533	$16,119,244	$33,235,682

The VIEs contributed an aggregate of 99.9%, 100% and 100% of the consolidated net revenues for the years ended December 31, 2012, 2013 and 2014, respectively. As of December 31, 2013 and 2014, the VIEs accounted for an aggregate of  90.4% and 93.3%, respectively, of the consolidated total assets, and 97.7% and 98.3%, respectively, of the consolidated total liabilities. The assets not associated with the VIEs primarily consist of cash and cash equivalents, prepaid expenses and other current assets and property and equipment. The recognized and unrecognized revenue-producing assets that are held by the VIEs are primarily property and equipment.

There are no consolidated VIEs’ assets that are collateral for the VIEs’ obligations and can only be used to settle the VIEs’ obligations. There are no creditors (or beneficial interest holders) of the VIEs that have recourse to the general credit of the Company or any of its consolidated subsidiaries. There are no terms in any arrangements, considering both explicit arrangements and implicit variable interests that require the Company or its subsidiaries to provide financial support to the VIEs. However, if the VIEs ever need financial support, the Company or its subsidiaries may, at its option and subject to statutory limits and restrictions, provide financial support to its VIEs through loans to the shareholder of the VIEs or entrustment loans to the VIEs. Relevant PRC laws and regulations restrict the VIEs from transferring a portion of their net assets, equivalent to the balance of its statutory reserve and its share capital, to the Company in the form of loans and advances or cash dividends. Please refer to Note 19 for disclosure of restricted net assets.